Other Receivables and Prepayments (Details) - Schedule of other receivables and prepayments - USD ($)	Sep. 30, 2021	Mar. 31, 2020
Schedule of other receivables and prepayments [Abstract]
Referral services
Advance to service providers	515,443	8,005
Deposits for leases due within one operating period	3,795	534
Interest receivables
The buyer of convertible notes		5,419,972
Prepaid tax	96,876	61,211
Others	811,395	82,039
Other receivables and prepayments	1,427,509	5,571,761
Allowance for doubtful accounts	(66,542)	(65,558)
Total	$ 1,360,967	$ 5,506,203